Accrued Expenses	12 Months Ended
Dec. 31, 2019
Accrued Expenses
(8) Accrued Expenses
The following is a summary of accrued expenses at December 31, 2019 and 2018:

	2019	2018
Payroll	$20,223	$20,667
Interest	32,734	27,067
Insurance benefits	11,554	12,633
Accrued variable lease and contract expense	12,559	36,158
Stock-based compensation	23,297	19,211
Other	6,858	6,731

	$107,225	$122,467

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Accrued Expenses
(4) Accrued Expenses
The following is a summary of accrued expenses at December 31, 2019 and 2018:

	2019	2018
Payroll	$20,223	$20,667
Interest	32,734	27,067
Accrued variable lease and contract expense	12,559	36,158
Stock-based compensation	23,297	19,211
Other	12,453	14,197

	$101,266	$117,300